Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share
Partnership's Net Income	$ 7,731	$ 34,101
Less:
Net Income attributable to preferred unitholders	3,375	3,375
Net Income attributable to subordinated unitholders	1,208	12,946
General Partner's interest in Net Income	38	65
Net income attributable to common unitholders	$ 3,110	$ 17,715
Weighted average number of common units outstanding, basic and diluted	33,585,829	20,505,000
Earnings per common unit, basic and diluted	$ 0.09	$ 0.86